Cover Page	Sep. 11, 2019
Entity Information [Line Items]
Entity Registrant Name	CENTURYLINK, INC
Amendment Flag	false
Entity Central Index Key	0000018926
Document Type	8-K
Document Period End Date	Sep. 11, 2019
Entity Incorporation, State or Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CTL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Level 3 Parent LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Level 3 Parent, LLC
Entity Central Index Key	0000794323
Document Type	8-K
Document Period End Date	Sep. 11, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35134
Entity Tax Identification Number	47-0210602
Entity Address, Address Line One	1025 Eldorado Blvd.
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	720
Local Phone Number	888-1000
Entity Emerging Growth Company	false